Schedule of Investments (unaudited)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Commercial Services — 0.2%
Global Payments Inc., 1.50%, 03/01/31(a)	$152	$143,640
Electric — 0.2%
FirstEnergy Corp., 4.00%, 05/01/26	170	172,890
PG&E Corp., 4.25%, 12/01/27(a)	60	61,890
		234,780
Energy - Alternate Sources — 0.1%
NextEra Energy Partners LP, 2.50%, 06/15/26(a)	130	119,587
Home Builders — 0.0%
Meritage Homes Corp., 1.75%, 05/15/28(a)	20	22,056
Internet — 0.2%
Uber Technologies Inc., 0.88%, 12/01/28(a)	162	180,549
Media — 0.1%
Cable One Inc., 1.13%, 03/15/28	136	102,286
Semiconductors — 0.1%
MKS Instruments Inc., 1.25%, 06/01/30(a)	86	90,601
Total Convertible Bonds — 0.9% (Cost: $892,397)		893,499
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	75	72,647
7.50%, 06/01/29(a)	165	141,680
7.75%, 04/15/28(a)	63	55,641
7.88%, 04/01/30(a)	228	232,036
9.00%, 09/15/28(a)	285	302,618
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	207	202,729
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	123	114,050
4.63%, 03/15/30(a)	29	26,646
5.00%, 08/15/27(a)	73	71,339
7.38%, 02/15/31(a)	77	80,657
		1,300,043
Aerospace & Defense — 3.6%
Boeing Co. (The)
6.53%, 05/01/34(a)	124	130,167
6.86%, 05/01/54(a)	140	148,210
7.01%, 05/01/64(a)	90	95,396
Bombardier Inc.
6.00%, 02/15/28(a)	165	164,526
7.00%, 06/01/32(a)	94	96,112
7.25%, 07/01/31(a)	51	52,502
8.75%, 11/15/30(a)	165	178,809
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)	200	198,803
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	127	137,452
9.75%, 11/15/30(a)	125	139,312
TransDigm Inc.
6.38%, 03/01/29(a)	707	720,151
6.63%, 03/01/32(a)	729	745,641
6.75%, 08/15/28(a)	432	440,304
7.13%, 12/01/31(a)	208	215,881
Security	Par (000)	Value
Aerospace & Defense (continued)
Triumph Group Inc., 9.00%, 03/15/28(a)	$211	$222,244
		3,685,510
Agriculture — 0.1%
Darling Ingredients Inc., 6.00%, 06/15/30(a)	111	110,140
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26(a)	65	62,519
American Airlines Inc., 8.50%, 05/15/29(a)	134	137,955
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	103	100,301
United Airlines Inc.
4.38%, 04/15/26(a)	81	78,974
4.63%, 04/15/29(a)	142	134,196
		513,945
Apparel — 0.3%
Crocs Inc., 4.13%, 08/15/31(a)	67	58,844
Hanesbrands Inc.
4.88%, 05/15/26(a)	63	61,704
9.00%, 02/15/31(a)	59	62,445
Kontoor Brands Inc., 4.13%, 11/15/29(a)	15	13,788
Levi Strauss & Co., 3.50%, 03/01/31(a)	77	67,115
		263,896
Auto Manufacturers — 0.1%
General Motors Financial Co. Inc., Series C, 5.70%, (5-year CMT + 4.997%)(b)(c)	48	45,537
Wabash National Corp., 4.50%, 10/15/28(a)	81	73,541
		119,078
Auto Parts & Equipment — 1.0%
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	236	240,323
8.50%, 05/15/27(a)	516	519,853
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	151	153,539
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33	65	59,814
Phinia Inc., 6.75%, 04/15/29(a)	35	35,700
Tenneco Inc., 8.00%, 11/17/28(a)	63	57,176
		1,066,405
Banks — 1.8%
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.775%)(b)(c)	360	393,157
Citigroup Inc.
Series AA, 7.63%, (5-year CMT + 3.211%)(b)(c)	88	91,518
Series CC, 7.13%, (5-year CMT + 2.693%)(b)(c)	198	198,150
Series DD, 7.00%, (10-year CMT + 2.757%)(b)(c)	65	65,936
HSBC Holdings PLC, 7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	200	222,240
PNC Financial Services Group Inc. (The)
Series V, 6.20%, (5-year CMT + 3.238%)(b)(c)	78	77,797
Series W, 6.25%, (7-year CMT + 2.808%)(b)(c)	76	74,088
State Street Corp., Series I, 6.70%, (5-year CMT + 2.613%)(b)(c)	76	76,081
UBS Group AG
7.75%, (5-year USD ICE Swap + 4.160%)(a)(b)(c)	200	205,577
9.25%, (5-year CMT + 4.758%)(a)(b)(c)	200	226,331
Wells Fargo & Co.
6.85%, (5-year CMT + 2.767%)(b)(c)	130	131,564
7.63%, (5-year CMT + 3.606%)(b)(c)	116	123,386
		1,885,825
Building Materials — 2.0%
Builders FirstSource Inc., 6.38%, 03/01/34(a)	61	61,524

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	$79	$78,543
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	738	751,855
6.75%, 07/15/31(a)	68	69,345
Jeld-Wen Inc., 4.63%, 12/15/25(a)	77	75,836
Masterbrand Inc., 7.00%, 07/15/32(a)	43	44,178
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(a)	63	60,504
9.75%, 07/15/28(a)	73	74,667
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	125	123,826
8.88%, 11/15/31(a)	274	295,277
Standard Industries Inc./NJ
3.38%, 01/15/31(a)	75	64,161
4.38%, 07/15/30(a)	132	120,252
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(a)	144	150,152
Wilsonart LLC, 11.00%, 08/15/32(a)	92	90,160
		2,060,280
Chemicals — 2.1%
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	150	136,542
Chemours Co. (The)
4.63%, 11/15/29(a)	50	43,794
5.38%, 05/15/27	84	80,695
5.75%, 11/15/28(a)	73	68,291
Element Solutions Inc., 3.88%, 09/01/28(a)	395	365,899
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)	132	132,432
Ingevity Corp., 3.88%, 11/01/28(a)	67	61,345
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(a)	94	76,845
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(a)	69	66,024
Minerals Technologies Inc., 5.00%, 07/01/28(a)	63	60,568
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(a)	200	200,144
9.75%, 11/15/28(a)	265	281,607
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	132	122,970
WR Grace Holdings LLC
5.63%, 08/15/29(a)	384	351,383
7.38%, 03/01/31(a)	109	111,923
		2,160,462
Commercial Services — 4.1%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	98	91,111
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	333	338,797
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)	276	240,477
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	400	368,987
APi Group DE Inc., 4.13%, 07/15/29(a)	88	81,235
APX Group Inc.
5.75%, 07/15/29(a)	59	57,400
6.75%, 02/15/27(a)	29	28,966
Block Inc.
2.75%, 06/01/26	119	113,188
6.50%, 05/15/32(a)	539	547,733
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	289	304,396
Brink's Co. (The)
6.50%, 06/15/29(a)	54	55,030
6.75%, 06/15/32(a)	77	78,492
Champions Financing Inc., 8.75%, 02/15/29(a)	111	113,214
Security	Par (000)	Value
Commercial Services (continued)
Garda World Security Corp.
4.63%, 02/15/27(a)	$81	$77,984
6.00%, 06/01/29(a)	67	62,116
7.75%, 02/15/28(a)	169	174,391
8.25%, 08/01/32(a)	117	117,167
Herc Holdings Inc.
5.50%, 07/15/27(a)	125	123,968
6.63%, 06/15/29(a)	100	102,101
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	36	34,251
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	65	60,498
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)	123	122,596
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	81	82,013
Service Corp. International/U.S.
3.38%, 08/15/30	3	2,654
4.00%, 05/15/31	138	124,332
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)	155	151,271
Sotheby's, 7.38%, 10/15/27(a)	200	166,521
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)	214	223,369
Williams Scotsman Inc.
6.63%, 06/15/29(a)	54	54,988
7.38%, 10/01/31(a)	136	141,399
		4,240,645
Computers — 0.7%
Amentum Escrow Corp., 7.25%, 08/01/32(a)	84	85,790
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	198	203,017
Insight Enterprises Inc., 6.63%, 05/15/32(a)	61	62,755
KBR Inc., 4.75%, 09/30/28(a)	98	93,203
McAfee Corp., 7.38%, 02/15/30(a)	155	144,585
NCR Atleos Corp., 9.50%, 04/01/29(a)	86	93,948
Science Applications International Corp., 4.88%, 04/01/28(a)	63	60,877
		744,175
Cosmetics & Personal Care — 0.1%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(a)	46	47,234
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(a)	67	60,636
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	115	111,271
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	79	78,813
Gates Corp./DE, 6.88%, 07/01/29(a)	104	105,899
Resideo Funding Inc.
4.00%, 09/01/29(a)	67	61,069
6.50%, 07/15/32(a)	122	121,994
		539,682
Diversified Financial Services — 2.6%
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	56	60,042
Enact Holdings Inc., 6.25%, 05/28/29	38	38,683
Enova International Inc., 9.13%, 08/01/29(a)	25	25,248
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	115	113,131
9.25%, 02/01/29(a)	127	127,909
GGAM Finance Ltd., 6.88%, 04/15/29(a)	228	233,115
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/31(a)	75	77,835
8.13%, 03/30/29(a)	77	81,468

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)	$410	$403,163
5.75%, 11/15/31(a)	65	62,034
6.50%, 08/01/29(a)	159	158,765
7.13%, 02/01/32(a)	218	222,523
Navient Corp., 9.38%, 07/25/30	109	116,127
OneMain Finance Corp.
4.00%, 09/15/30	69	60,399
7.88%, 03/15/30	159	165,784
9.00%, 01/15/29	153	162,223
PennyMac Financial Services Inc., 7.13%, 11/15/30(a)	180	181,379
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	224	211,655
4.00%, 10/15/33(a)	71	61,066
SLM Corp., 3.13%, 11/02/26	65	61,511
		2,624,060
Electric — 1.7%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(c)	98	99,723
Calpine Corp.
5.00%, 02/01/31(a)	63	59,496
5.13%, 03/15/28(a)	109	105,569
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)	123	107,260
Dominion Energy Inc.
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	82	85,121
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	46	48,309
Edison International, Series A, 5.38%, (5-year CMT + 4.698%)(b)(c)	254	248,195
NextEra Energy Capital Holdings Inc., 6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	76	78,999
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(a)	61	63,363
NRG Energy Inc.
7.00%, 03/15/33(a)	22	23,591
10.25%, (5-year CMT + 5.920%)(a)(b)(c)	116	128,539
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)	69	65,114
Pike Corp., 8.63%, 01/31/31(a)	56	60,219
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	56	60,347
Vistra Corp.
7.00%, (5-year CMT + 5.740%)(a)(b)(c)	171	171,982
8.00%, (5-year CMT + 6.930%)(a)(b)(c)	51	52,205
Vistra Operations Co. LLC
6.88%, 04/15/32(a)	111	114,244
6.95%, 10/15/33(a)	34	36,923
7.75%, 10/15/31(a)	107	113,073
		1,722,272
Electrical Components & Equipment — 0.2%
WESCO Distribution Inc.
6.38%, 03/15/29(a)	75	75,970
6.63%, 03/15/32(a)	79	80,476
		156,446
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)	140	133,546
EquipmentShare.com Inc., 8.63%, 05/15/32(a)	59	61,257
Imola Merger Corp., 4.75%, 05/15/29(a)	81	76,236
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies Inc.
4.38%, 02/15/30(a)	$90	$83,628
6.63%, 07/15/32(a)	200	202,612
		557,279
Engineering & Construction — 0.5%
Arcosa Inc., 4.38%, 04/15/29(a)	100	94,257
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	381	418,385
Dycom Industries Inc., 4.50%, 04/15/29(a)	36	34,013
		546,655
Entertainment — 3.0%
Boyne USA Inc., 4.75%, 05/15/29(a)	94	89,021
Caesars Entertainment Inc.
4.63%, 10/15/29(a)	81	75,254
6.50%, 02/15/32(a)	184	186,428
7.00%, 02/15/30(a)	360	371,367
8.13%, 07/01/27(a)	182	185,906
Churchill Downs Inc.
4.75%, 01/15/28(a)	117	112,963
5.75%, 04/01/30(a)	190	186,291
6.75%, 05/01/31(a)	185	187,880
Cinemark USA Inc., 7.00%, 08/01/32(a)	34	34,603
Light & Wonder International Inc., 7.50%, 09/01/31(a)	77	80,349
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	31	29,147
4.75%, 10/15/27(a)	65	63,026
6.50%, 05/15/27(a)	153	154,824
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	200	207,167
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	31	29,273
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)	59	61,046
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	95	67,368
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(a)	63	61,442
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	90	88,022
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)	297	306,190
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	61	62,637
Vail Resorts Inc., 6.50%, 05/15/32(a)	127	129,840
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	349	335,955
		3,105,999
Environmental Control — 1.1%
Clean Harbors Inc., 6.38%, 02/01/31(a)	59	59,668
GFL Environmental Inc.
3.75%, 08/01/25(a)	65	64,266
4.00%, 08/01/28(a)	50	47,000
4.38%, 08/15/29(a)	184	172,084
4.75%, 06/15/29(a)	136	129,594
5.13%, 12/15/26(a)	56	55,488
Madison IAQ LLC
4.13%, 06/30/28(a)	48	44,827
5.88%, 06/30/29(a)	123	115,152
Reworld Holding Corp., 5.00%, 09/01/30	54	48,912
Stericycle Inc., 3.88%, 01/15/29(a)	27	25,670
Waste Pro USA Inc., 5.50%, 02/15/26(a)	372	368,827

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	$22	$22,083
		1,153,571
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27(a)	115	112,120
4.88%, 02/15/30(a)	146	139,490
B&G Foods Inc., 8.00%, 09/15/28(a)	27	27,531
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)	198	188,939
7.63%, 07/01/29(a)	357	370,016
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	46	47,986
Lamb Weston Holdings Inc., 4.38%, 01/31/32(a)	211	190,183
Performance Food Group Inc., 4.25%, 08/01/29(a)	88	81,504
Post Holdings Inc.
4.50%, 09/15/31(a)	31	28,192
6.25%, 02/15/32(a)	94	95,192
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	27	24,297
U.S. Foods Inc., 4.75%, 02/15/29(a)	121	115,863
United Natural Foods Inc., 6.75%, 10/15/28(a)	918	838,619
		2,259,932
Food Service — 0.1%
Aramark Services Inc., 5.00%, 02/01/28(a)	148	144,555
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	111	116,200
Health Care - Products — 1.2%
Avantor Funding Inc., 4.63%, 07/15/28(a)	221	212,781
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	251	257,883
Medline Borrower LP, 5.25%, 10/01/29(a)	510	492,963
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)	137	139,787
Neogen Food Safety Corp., 8.63%, 07/20/30(a)	81	87,492
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	65	66,303
		1,257,209
Health Care - Services — 3.2%
AHP Health Partners Inc., 5.75%, 07/15/29(a)	169	161,419
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)	115	111,031
3.50%, 04/01/30(a)	86	82,874
5.00%, 07/15/27(a)	109	108,245
CHS/Community Health Systems Inc.
5.25%, 05/15/30(a)	382	333,132
5.63%, 03/15/27(a)	280	268,115
10.88%, 01/15/32(a)	240	257,996
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)	114	117,456
Encompass Health Corp., 4.63%, 04/01/31	150	139,740
Fortrea Holdings Inc., 7.50%, 07/01/30(a)	75	76,075
HealthEquity Inc., 4.50%, 10/01/29(a)	182	171,437
LifePoint Health Inc.
9.88%, 08/15/30(a)	71	77,377
10.00%, 06/01/32(a)	96	101,883
11.00%, 10/15/30(a)	201	225,593
Molina Healthcare Inc., 3.88%, 11/15/30(a)	115	103,999
Star Parent Inc., 9.00%, 10/01/30(a)	286	305,206
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)	221	228,237
Tenet Healthcare Corp., 6.75%, 05/15/31	265	272,300
Security	Par (000)	Value
Health Care - Services (continued)
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	$90	$89,233
		3,231,348
Holding Companies - Diversified — 1.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)	56	57,463
Ares Capital Corp., 5.95%, 07/15/29	102	102,323
Blackstone Private Credit Fund
3.25%, 03/15/27	44	41,202
6.25%, 01/25/31(a)	58	59,033
Blue Owl Capital Corp., 3.75%, 07/22/25	42	41,193
Blue Owl Capital Corp. II, 8.45%, 11/15/26(a)	40	41,732
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)	22	22,189
6.65%, 03/15/31	70	70,500
7.75%, 09/16/27	84	87,721
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	28	27,873
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	63	60,364
Hannon Armstrong Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)	42	41,636
HPS Corporate Lending Fund, 6.75%, 01/30/29(a)	46	47,182
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	240	230,182
9.75%, 01/15/29(a)	180	189,551
Oaktree Strategic Credit Fund
6.50%, 07/23/29(a)	48	48,210
8.40%, 11/14/28(a)	44	47,453
		1,215,807
Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)	65	60,015
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)	148	137,451
Empire Communities Corp., 9.75%, 05/01/29(a)	31	32,006
LGI Homes Inc., 8.75%, 12/15/28(a)	56	59,497
Mattamy Group Corp.
4.63%, 03/01/30(a)	44	41,202
5.25%, 12/15/27(a)	42	41,072
New Home Co. Inc. (The), 9.25%, 10/01/29(a)	81	81,599
STL Holding Co. LLC, 8.75%, 02/15/29(a)	56	58,302
Taylor Morrison Communities Inc., 5.13%, 08/01/30(a)	63	61,427
Tri Pointe Homes Inc., 5.70%, 06/15/28	61	60,837
		633,408
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	65	59,371
Household Products & Wares — 0.1%
Central Garden & Pet Co.
4.13%, 04/30/31(a)	65	57,752
5.13%, 02/01/28	63	61,432
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 8.25%, 06/30/31(a)	18	18,156
		137,340
Housewares — 0.2%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25(a)	65	64,555
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	90	83,721
		148,276
Insurance — 6.3%
Acrisure LLC / Acrisure Finance Inc., 7.50%, 11/06/30(a)	86	87,283

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	$282	$268,365
5.88%, 11/01/29(a)	297	284,394
6.75%, 10/15/27(a)	556	551,828
6.75%, 04/15/28(a)	140	140,693
7.00%, 01/15/31(a)	272	276,905
AmWINS Group Inc.
4.88%, 06/30/29(a)	48	45,260
6.38%, 02/15/29(a)	59	59,855
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	200	202,843
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	200	202,317
AssuredPartners Inc., 7.50%, 02/15/32(a)	130	132,354
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	31	31,965
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	471	472,308
8.13%, 02/15/32(a)	200	199,416
HUB International Ltd.
7.25%, 06/15/30(a)	925	954,026
7.38%, 01/31/32(a)	1,149	1,181,053
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	142	148,937
10.50%, 12/15/30(a)	130	139,440
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	784	804,470
Ryan Specialty LLC, 4.38%, 02/01/30(a)	65	61,188
USI Inc./New York, 7.50%, 01/15/32(a)	155	160,259
		6,405,159
Internet — 0.6%
ANGI Group LLC, 3.88%, 08/15/28(a)	38	33,086
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29(a)	67	60,918
Match Group Holdings II LLC, 4.13%, 08/01/30(a)	92	82,659
Rakuten Group Inc., 9.75%, 04/15/29(a)	200	211,733
Uber Technologies Inc., 4.50%, 08/15/29(a)	226	217,844
		606,240
Iron & Steel — 0.7%
ATI Inc.
5.13%, 10/01/31	90	84,951
7.25%, 08/15/30	180	188,193
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	309	309,626
Carpenter Technology Corp., 7.63%, 03/15/30	113	117,889
		700,659
Leisure Time — 2.1%
Carnival Corp.
4.00%, 08/01/28(a)	127	120,015
6.00%, 05/01/29(a)	198	197,519
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	666	719,974
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	98	93,077
NCL Corp. Ltd.
5.88%, 03/15/26(a)	92	91,589
7.75%, 02/15/29(a)	54	56,834
8.13%, 01/15/29(a)	56	59,533
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28(a)	31	30,882
6.00%, 02/01/33(a)	282	283,848
6.25%, 03/15/32(a)	42	42,831
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(a)	$96	$89,742
11.25%, 12/15/27(a)	29	28,719
Viking Cruises Ltd.
5.88%, 09/15/27(a)	67	66,598
9.13%, 07/15/31(a)	196	213,727
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	40	39,470
		2,134,358
Lodging — 1.0%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	14	12,262
6.13%, 04/01/32(a)	120	121,217
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(a)	81	81,794
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	200	180,000
Station Casinos LLC
4.50%, 02/15/28(a)	63	59,791
6.63%, 03/15/32(a)	153	154,429
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)	63	59,443
Wynn Macau Ltd., 5.63%, 08/26/28(a)	392	369,950
		1,038,886
Machinery — 1.5%
ATS Corp., 4.13%, 12/15/28(a)	65	60,171
BWX Technologies Inc., 4.13%, 04/15/29(a)	107	100,898
Chart Industries Inc.
7.50%, 01/01/30(a)	188	195,577
9.50%, 01/01/31(a)	27	29,326
Esab Corp., 6.25%, 04/15/29(a)	92	93,300
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)	213	218,745
Terex Corp., 5.00%, 05/15/29(a)	109	104,753
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)	200	199,950
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	375	367,708
Vertiv Group Corp., 4.13%, 11/15/28(a)	182	172,433
		1,542,861
Manufacturing — 0.1%
Amsted Industries Inc., 5.63%, 07/01/27(a)	61	60,019
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(a)	176	139,038
5.13%, 05/01/27(a)	117	113,638
6.38%, 09/01/29(a)	389	378,755
7.38%, 03/01/31(a)	390	393,830
CSC Holdings LLC
11.25%, 05/15/28(a)	363	328,180
11.75%, 01/31/29(a)	250	225,997
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	194	186,813
DISH DBS Corp.
5.25%, 12/01/26(a)	147	122,360
5.75%, 12/01/28(a)	15	11,010
DISH Network Corp., 11.75%, 11/15/27(a)	284	284,264
Gray Television Inc., 10.50%, 07/15/29(a)	186	194,092
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)	63	61,842
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	35	28,009
6.50%, 09/15/28(a)	75	41,209

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	$113	$107,357
4.00%, 07/15/28(a)	25	22,944
5.00%, 08/01/27(a)	193	186,753
Univision Communications Inc.
6.63%, 06/01/27(a)	145	144,295
8.00%, 08/15/28(a)	136	136,673
8.50%, 07/31/31(a)	62	61,338
		3,168,397
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	153	154,025
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)	65	60,677
		214,702
Mining — 1.6%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	50	53,197
11.50%, 10/01/31(a)	267	298,347
Constellium SE, 3.75%, 04/15/29(a)	250	228,134
ERO Copper Corp., 6.50%, 02/15/30(a)	111	108,086
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	192	170,127
4.63%, 03/01/28(a)	77	72,175
New Gold Inc., 7.50%, 07/15/27(a)	169	170,944
Novelis Corp.
3.25%, 11/15/26(a)	259	246,410
3.88%, 08/15/31(a)	140	122,988
4.75%, 01/30/30(a)	201	189,919
		1,660,327
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	61	62,678
Oil & Gas — 5.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	190	192,498
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	33	32,366
8.25%, 12/31/28(a)	173	177,592
Baytex Energy Corp., 8.50%, 04/30/30(a)	63	66,498
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	184	191,723
Civitas Resources Inc.
8.38%, 07/01/28(a)	56	58,795
8.63%, 11/01/30(a)	81	87,489
8.75%, 07/01/31(a)	213	229,055
CNX Resources Corp., 7.38%, 01/15/31(a)	59	60,912
Comstock Resources Inc.
5.88%, 01/15/30(a)	167	155,339
6.75%, 03/01/29(a)	157	152,114
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	106	107,460
7.63%, 04/01/32(a)	182	186,652
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	77	81,970
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	81	85,033
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	96	94,391
6.88%, 05/15/34(a)	119	118,387
8.38%, 11/01/33(a)	180	194,711
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)	52	52,499
Security	Par (000)	Value
Oil & Gas (continued)
Matador Resources Co.
6.50%, 04/15/32(a)	$107	$107,547
6.88%, 04/15/28(a)	48	48,948
Nabors Industries Inc.
7.38%, 05/15/27(a)	59	60,082
8.88%, 08/15/31(a)	28	28,566
9.13%, 01/31/30(a)	56	59,825
Nabors Industries Ltd., 7.50%, 01/15/28(a)	61	59,938
Noble Finance II LLC, 8.00%, 04/15/30(a)	67	70,361
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	282	287,746
8.75%, 06/15/31(a)	79	83,263
Patterson-UTI Energy Inc., 7.15%, 10/01/33	26	28,066
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	77	79,748
Permian Resources Operating LLC
5.88%, 07/01/29(a)	209	207,737
6.25%, 02/01/33(a)	147	148,106
7.00%, 01/15/32(a)	63	65,229
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)	67	68,851
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	132	138,116
SM Energy Co.
6.50%, 07/15/28	59	58,860
7.00%, 08/01/32(a)	58	58,629
Southwestern Energy Co., 5.38%, 02/01/29	79	77,368
Talos Production Inc.
9.00%, 02/01/29(a)	67	70,596
9.38%, 02/01/31(a)	56	59,352
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	96	91,031
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	36	36,682
Transocean Inc.
8.00%, 02/01/27(a)	79	79,131
8.25%, 05/15/29(a)	194	198,087
8.50%, 05/15/31(a)	247	252,856
8.75%, 02/15/30(a)	231	242,966
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	29	30,160
Valaris Ltd., 8.38%, 04/30/30(a)	251	262,813
Vermilion Energy Inc., 6.88%, 05/01/30(a)	61	60,675
Vital Energy Inc.
7.88%, 04/15/32(a)	167	169,867
9.75%, 10/15/30	100	109,309
		5,725,995
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	276	275,336
Enerflex Ltd., 9.00%, 10/15/27(a)	113	116,521
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	173	177,964
Oceaneering International Inc., 6.00%, 02/01/28	27	26,887
Star Holding LLC, 8.75%, 08/01/31(a)	78	76,832
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	167	169,952
Weatherford International Ltd., 8.63%, 04/30/30(a)	98	102,010
		945,502
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	349	296,425
6.00%, 06/15/27(a)	200	198,807

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	$200	$169,138
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	104	103,614
6.88%, 01/15/30(a)	144	143,458
8.75%, 04/15/30(a)	203	199,224
LABL Inc.
5.88%, 11/01/28(a)	65	60,026
9.50%, 11/01/28(a)	159	160,629
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	833	859,683
9.25%, 04/15/27(a)	29	29,039
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)	63	62,335
Sealed Air Corp.
5.00%, 04/15/29(a)	63	60,846
6.50%, 07/15/32(a)	57	57,777
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	54	59,029
		2,460,030
Pharmaceuticals — 0.8%
1375209 BC Ltd., 9.00%, 01/30/28(a)	71	67,312
Bausch Health Companies Inc.
6.13%, 02/01/27(a)	25	21,261
11.00%, 09/30/28(a)	78	72,969
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	109	114,877
Option Care Health Inc., 4.38%, 10/31/29(a)	104	97,134
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)	200	207,700
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	295	278,775
		860,028
Pipelines — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	134	136,711
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	159	163,340
Buckeye Partners LP
5.60%, 10/15/44	75	62,169
6.88%, 07/01/29(a)	27	27,430
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	38	34,821
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	250	239,785
DT Midstream Inc., 4.38%, 06/15/31(a)	155	142,905
Enbridge Inc.
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	60	61,062
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	61	61,811
8.50%, 01/15/84, (5-year CMT + 4.431%)(c)	54	59,058
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(c)	90	90,307
8.00%, 05/15/54, (5-year CMT + 4.020%)(c)	157	167,142
Series B, 6.63%, (3-mo. LIBOR US + 4.155%)(b)(c)	32	31,373
Series H, 6.50%, (5-year CMT + 5.694%)(b)(c)	136	135,112
EQM Midstream Partners LP
4.75%, 01/15/31(a)	86	81,201
6.38%, 04/01/29(a)	102	104,124
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	46	49,358
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	132	134,791
8.25%, 01/15/29	184	191,429
Harvest Midstream I LP, 7.50%, 05/15/32(a)	79	81,281
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP, 6.50%, 06/01/29(a)	$92	$93,796
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	90	92,693
8.88%, 07/15/28(a)	65	69,190
ITT Holdings LLC, 6.50%, 08/01/29(a)	121	113,539
Kinetik Holdings LP, 5.88%, 06/15/30(a)	61	60,383
New Fortress Energy Inc.
6.75%, 09/15/25(a)	31	30,476
8.75%, 03/15/29(a)	68	61,660
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	150	152,018
8.38%, 02/15/32(a)	303	309,621
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	52	52,293
Prairie Acquiror LP, 9.00%, 08/01/29(a)	63	64,958
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	43	43,962
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	65	62,715
7.38%, 02/15/29(a)	148	149,941
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)	159	137,896
3.88%, 08/15/29(a)	169	156,254
Venture Global LNG Inc.
7.00%, 01/15/30(a)	173	174,807
8.38%, 06/01/31(a)	375	394,075
9.50%, 02/01/29(a)	554	616,319
9.88%, 02/01/32(a)	453	502,869
		5,394,675
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	176	149,269
CoreLogic Inc., 4.50%, 05/01/28(a)	278	256,441
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	98	98,195
8.88%, 09/01/31(a)	65	69,911
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	69	61,671
		635,487
Real Estate Investment Trusts — 3.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	65	61,443
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	67	60,638
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(a)	92	87,838
Iron Mountain Inc.
5.25%, 07/15/30(a)	7	6,737
7.00%, 02/15/29(a)	173	177,747
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	98	91,533
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29(a)	65	61,778
7.00%, 07/15/31(a)	68	69,597
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	157	103,154
4.63%, 08/01/29	113	82,008
5.00%, 10/15/27	27	22,137
5.25%, 08/01/26	36	32,336

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	$81	$82,455
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	61	57,790
4.75%, 10/15/27	121	117,470
6.50%, 04/01/32(a)	221	223,496
7.25%, 07/15/28(a)	107	110,480
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	67	59,787
SBA Communications Corp.
3.13%, 02/01/29	198	179,261
3.88%, 02/15/27	171	164,639
Service Properties Trust
8.63%, 11/15/31(a)	391	415,464
8.88%, 06/15/32	134	127,670
Standard Industries Inc./NJ, 6.50%, 08/15/32(a)	104	104,189
Starwood Property Trust Inc., 7.25%, 04/01/29(a)	59	60,678
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 10.50%, 02/15/28(a)	489	494,598
VICI Properties LP, 6.13%, 04/01/54	38	37,545
		3,092,468
Retail — 2.2%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30(a)	92	82,062
4.38%, 01/15/28(a)	65	61,808
Asbury Automotive Group Inc., 5.00%, 02/15/32(a)	67	61,742
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)	73	74,646
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(a)	38	41,802
14.00%, 06/01/31, (14.00% PIK)(a)	278	324,380
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	77	80,568
eG Global Finance PLC, 12.00%, 11/30/28(a)	200	214,153
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	86	80,316
6.75%, 01/15/30(a)	65	57,673
Foundation Building Materials Inc., 6.00%, 03/01/29(a)	27	24,197
Group 1 Automotive Inc., 6.38%, 01/15/30(a)	67	67,576
GYP Holdings III Corp., 4.63%, 05/01/29(a)	155	146,318
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	63	59,329
8.25%, 08/01/31(a)	104	109,070
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(a)	29	29,130
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	46	49,660
Staples Inc., 10.75%, 09/01/29(a)	77	74,587
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	67	60,814
White Cap Buyer LLC, 6.88%, 10/15/28(a)	430	425,700
White Cap Parent LLC, 8.25%, 03/15/26, (9.00% PIK)(a)	150	149,740
		2,275,271
Semiconductors — 0.1%
Synaptics Inc., 4.00%, 06/15/29(a)	65	59,548
Software — 5.3%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	654	616,614
Capstone Borrower Inc., 8.00%, 06/15/30(a)	159	164,707
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)	261	263,239
Security	Par (000)	Value
Software (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	$17	$17,438
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	343	321,728
4.88%, 07/01/29(a)	259	244,665
Cloud Software Group Inc.
6.50%, 03/31/29(a)	720	701,818
8.25%, 06/30/32(a)	550	570,627
9.00%, 09/30/29(a)	424	421,628
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	157	148,986
Dye & Durham Ltd., 8.63%, 04/15/29(a)	59	60,372
Elastic NV, 4.13%, 07/15/29(a)	88	81,076
Fair Isaac Corp., 4.00%, 06/15/28(a)	81	76,212
MicroStrategy Inc., 6.13%, 06/15/28(a)	165	163,184
Playtika Holding Corp., 4.25%, 03/15/29(a)	29	25,767
SS&C Technologies Inc.
5.50%, 09/30/27(a)	238	235,760
6.50%, 06/01/32(a)	222	226,121
Twilio Inc., 3.63%, 03/15/29	96	87,084
UKG Inc., 6.88%, 02/01/31(a)	815	837,685
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)	213	194,577
		5,459,288
Telecommunications — 3.9%
Altice Financing SA, 5.75%, 08/15/29(a)	371	281,577
Altice France SA
5.13%, 07/15/29(a)	258	180,934
5.50%, 10/15/29(a)	200	140,652
CommScope Inc., 4.75%, 09/01/29(a)	86	62,350
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	200	196,605
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	132	127,124
8.63%, 03/15/31(a)	140	146,636
8.75%, 05/15/30(a)	451	472,482
Iliad Holding SASU, 8.50%, 04/15/31(a)	200	208,365
Level 3 Financing Inc.
10.50%, 04/15/29(a)	313	320,825
10.50%, 05/15/30(a)	303	309,666
11.00%, 11/15/29(a)	280	296,419
Lumen Technologies Inc., 4.13%, 04/15/29(a)	48	35,160
Optics Bidco SpA, Series 2036, 7.20%, 07/18/36(a)	200	204,306
Viavi Solutions Inc., 3.75%, 10/01/29(a)	69	59,839
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	200	171,707
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)	163	157,232
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	719	611,414
6.13%, 03/01/28(a)	79	53,936
		4,037,229
Transportation — 0.3%
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)	148	149,765
GN Bondco LLC, 9.50%, 10/15/31(a)	50	47,068
Rand Parent LLC, 8.50%, 02/15/30(a)	39	38,566
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	38	38,917
		274,316

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(a)	$290	$298,995
7.00%, 06/15/32(a)	201	207,295
7.88%, 12/01/30(a)	224	237,441
5.50%, 05/01/28(a)	205	200,983
		944,714
Total Corporate Bonds & Notes — 85.5% (Cost: $86,494,355)		87,565,885
Fixed Rate Loan Interests
Advertising — 0.3%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27	302	294,489
Software — 0.6%
Cotiviti Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	603	598,240
Total Fixed Rate Loan Interests — 0.9% (Cost: $901,102)		892,729
Floating Rate Loan Interests
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc., 2024 Term Loan, 08/23/28(c)(d)	152	152,099
Aerospace & Defense — 0.1%
Bleriot U.S. Bidco Inc., 2023 Term Loan B, 10/31/30(c)(d)	39	39,069
Dynasty Acquisition Co. Inc., 2024 Term Loan B1, 08/24/28(c)(d)	30	29,638
Kaman Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 04/21/31(c)	43	43,215
Standard Aero Ltd., 2024 Term Loan B2, 08/24/28(c)(d)	11	11,428
		123,350
Auto Parts & Equipment — 0.1%
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.43%, 11/17/28(c)	60	56,968
Building Materials — 0.2%
Chariot Buyer LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.84%, 11/03/28(c)	53	52,884
Cornerstone Building Brands Inc., 2024 Term Loan B, 05/02/31(c)(d)	27	26,122
Emrld Borrower LP, 2024 Term Loan B, 08/04/31(d)	34	34,000
Gulfside Supply Inc., Term Loan B, 06/17/31(d)(e)	19	19,048
Wilsonart LLC, 2024 Term Loan B, 07/25/31(d)(e)	85	83,725
		215,779
Chemicals — 0.5%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.75%), 13.19%, 11/24/28(c)	29	27,707
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.84%, 08/18/28(c)	65	64,702
Discovery Purchaser Corp., Term Loan, 10/04/29(c)(d)	187	186,497
Lonza Group AG, USD Term Loan B, 07/03/28(c)(d)	56	54,044
Security	Par (000)	Value
Chemicals (continued)
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.84%, 03/29/28(c)	116	$115,562
Nouryon USA LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 04/03/28(c)	14	14,066
		462,578
Commercial Services — 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 05/12/28(c)(d)	121	120,609
APi Group DE Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.35%, 01/03/29(c)	14	14,031
Champions Financing Inc., 2024 Term Loan B, 02/23/29(c)(d)	77	76,006
Chrysaor Bidco SARL
USD Term Loan B, 07/14/31(d)	20	20,575
USD Delayed Draw Term Loan, 05/14/31(d)	2	1,522
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.25%, 08/01/29(c)	53	53,192
Galaxy U.S. Opco Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.00%, 04/29/29(c)	51	39,552
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 03/26/31(c)	67	67,404
Wand NewCo 3 Inc., 2024 1st Lien Term Loan B, 01/30/31(d)	239	239,455
		632,346
Computers — 0.7%
Amazon Holdco Inc., 2024 Term Loan B, 07/30/31(d)(e)	107	107,267
Atlas CC Acquisition Corp.
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28(c)	13	9,242
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.86%, 05/25/28(c)	62	45,442
Fortress Intermediate 3 Inc., Term Loan B, 06/27/31(d)(e)	207	207,134
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 07/27/29(c)(f)	62	62,354
Peraton Corp.
Term Loan B, 02/01/28(c)(d)	77	76,765
2nd Lien Term Loan B1, 02/01/29(c)(d)	172	172,283
		680,487
Cosmetics & Personal Care — 0.0%
KDC/ONE Development Corp. Inc., 2024 USD Term Loan B, 08/15/28(c)(d)	51	51,524
Distribution & Wholesale — 0.1%
BCPE Empire Holdings Inc., 2024 Term Loan, 12/11/28(c)(d)	43	42,962
Hobbs & Associates LLC
Delayed Draw Term Loan, 0.00%, 07/23/31(e)	3	2,724
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 07/23/31(e)	27	27,242
		72,928
Diversified Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 05/19/31(c)(d)	70	69,993

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.35%, 04/07/28(c)	82	$82,354
Grant Thornton Advisors LLC, Term Loan B, 06/02/31(d)	91	90,877
		243,224
Engineering & Construction — 0.4%
Apple Bidco LLC, 2022 Incremental Term Loan, 09/22/28(c)(d)	31	30,980
Brand Industrial Services Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 08/01/30(c)	259	259,343
Brown Group Holding LLC, 2022 Incremental Term Loan B2, 07/01/31(c)(d)	22	21,926
Chromalloy Corp., 2024 Term Loan B, 03/27/31(c)(d)	104	102,310
		414,559
Entertainment — 0.2%
Bally's Corp., 2021 Term Loan B, 10/02/28(c)(d)	30	28,650
Entain PLC, 2024 USD Term Loan B3, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.01%, 10/31/29(c)	65	65,068
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(c)(d)	60	60,025
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.34%, 06/25/31	25	25,391
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.34%, 05/01/31(c)(e)	56	56,140
		235,274
Environmental Control — 0.0%
GFL Environmental Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.32%, 06/27/31	33	33,093
Food — 0.1%
Chobani LLC, 2023 Incremental Term Loan, 10/25/27(c)(d)	75	75,281
Health Care - Products — 0.4%
Bausch & Lomb Corp.
Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.70%, 05/10/27(c)	167	164,091
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.34%, 09/29/28(c)	65	64,350
Medline Borrower LP, 2024 USD Add-on Term Loan B, 10/23/28(d)	162	162,150
Sotera Health Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.59%, 05/30/31	65	64,899
		455,490
Health Care - Services — 0.4%
Concentra Health Services Inc., Term Loan B, 07/28/31(d)(e)	12	12,015
LifePoint Health Inc.
2024 Term Loan B, 11/16/28(c)(d)	34	34,158
2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 05/17/31(c)	65	65,162
Parexel International Corp., 2024 Term Loan B, 0.00%, 11/15/28	30	29,903
Security	Par (000)	Value
Health Care - Services (continued)
Star Parent Inc., Term Loan B, 09/27/30(c)(d)	122	$121,819
Surgery Center Holdings Inc., 2024 Term Loan B, 12/19/30(d)	31	31,064
Vizient Inc., 2024 Term Loan B, 08/01/31(d)(e)	65	65,163
		359,284
Holding Companies - Diversified — 0.1%
Forward Air Corp., Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.75%, 12/19/30(c)	39	35,779
Wec U.S. Holdings Ltd., 2024 Term Loan, 01/27/31(c)(d)	46	46,087
		81,866
Housewares — 0.1%
Hunter Douglas Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.84%, 02/26/29(c)	60	59,149
Springs Windows Fashions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.46%, 10/06/28(c)	58	44,729
		103,878
Insurance — 0.7%
AssuredPartners Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 02/14/31(c)	103	103,123
Sedgwick Claims Management Services Inc., 2023 Term Loan B, 07/31/31(c)(d)	24	24,155
Truist Insurance Holdings LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 05/06/31(c)	167	166,990
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.08%, 05/06/32	374	383,999
		678,267
Internet — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.75%, 11/08/27(c)	70	70,070
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.59%, 05/03/28(c)	216	215,062
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.50%, 02/23/29(c)	22	21,801
Proofpoint Inc., 2024 Term Loan, 08/31/28(c)(d)	51	51,011
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 10.09%, 03/15/30(c)	166	166,290
		524,234
Leisure Time — 0.1%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.46%, 07/22/30(e)	70	70,000
Sabre GLBL Inc.
2021 Term Loan B2, 12/17/27(c)(d)	24	22,035
2021 Term Loan B1, 12/17/27(c)(d)	16	14,060
		106,095
Machinery — 0.6%
STS Operating Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.44%, 03/25/31(c)	58	58,549
Titan Acquisition Ltd./Canada, 2024 Term Loan B, 02/15/29(c)(d)	281	281,872

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30(c)	256	$257,740
		598,161
Machinery - Diversified — 0.1%
SPX FLOW Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.84%, 04/05/29	72	72,781
Manufacturing — 0.1%
Gates Global LLC, 2024 Term Loan B5, 06/04/31(d)	65	65,081
Media — 0.2%
CSC Holdings LLC
2019 Term Loan B5, (1-mo. LIBOR US at 0.00% Floor + 2.50%), 7.94%, 04/15/27(c)	68	57,702
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 9.83%, 01/18/28(c)	72	68,856
Gray Television Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.59%, 06/04/29	48	46,520
Radiate Holdco LLC, 2021 Term Loan B, 09/25/26(c)(d)	31	25,670
		198,748
Mining — 0.1%
U.S. Silica Co., 2024 1st Lien Term Loan B, 07/18/31(d)	100	99,688
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 04/15/27(c)(d)	45	45,018
Trident TPI Holdings Inc., 2024 Term Loan B6, 09/15/28(c)(d)	34	34,168
		79,186
Pharmaceuticals — 0.5%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.84%, 05/04/28(c)	22	22,044
Bausch Health Americas Inc., 2022 Term Loan B, 02/01/27(c)(d)	148	137,497
Endo Finance Holdings Inc., 2024 Term Loan B, 04/23/31(c)(d)	144	143,964
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.43%, 10/01/27(c)(e)	150	132,781
Organon & Co., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 05/19/31(c)	27	26,970
		463,256
Pipelines — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.04%, 12/21/28(c)	34	33,734
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.94%, 09/19/29(c)	17	17,051
NGL Energy Partners LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.84%, 02/02/31(c)	58	57,771
		108,556
Real Estate — 0.2%
CoreLogic Inc.
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.96%, 06/02/28(c)	65	63,740
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.96%, 06/04/29(c)	84	81,450
Security	Par (000)	Value
Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.09%, 01/31/30(c)(e)	27	$27,067
		172,257
Retail — 0.3%
1011778 BC Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.09%, 09/20/30	75	74,604
Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 01/29/31(c)(d)	127	125,730
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.19%, 02/11/28(c)	72	71,171
White Cap Buyer LLC, 2024 Term Loan B, 10/19/29(d)	82	81,283
		352,788
Software — 2.3%
Applied Systems Inc., 2024 2nd Lien Term Loan, 02/23/32(c)(d)	65	67,316
Ascend Learning LLC
2021 2nd Lien Term Loan, 12/10/29(c)(d)	43	41,495
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.94%, 12/11/28(c)	63	62,868
AthenaHealth Group Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.59%, 02/15/29(c)	442	440,466
Azalea Topco Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.84%, 04/30/31(c)	55	54,739
Boxer Parent Co. Inc.
2024 Term Loan B, 07/03/31(d)	145	145,021
2024 2nd Lien Term Loan, 07/02/32(d)	59	58,754
Cast & Crew LLC, 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.09%, 12/29/28(c)	62	61,612
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 07/06/29(c)	63	62,742
Cloud Software Group Inc.
2024 Term Loan, 03/21/31(c)(d)	125	125,047
2024 USD Term Loan B, 03/30/29(c)(d)	56	55,455
Cloudera Inc.
2021 Term Loan, 10/08/28(c)(d)	28	27,125
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 11.44%, 10/08/29(c)	126	117,338
Ellucian Holdings Inc., 2024 Term Loan B, 10/09/29(c)(d)	82	82,316
Genesys Cloud Services Holdings II LLC, Term Loan B, 12/01/27(c)(d)	65	65,393
Mitchell International Inc., 2024 1st Lien Term Loan, 06/17/31(d)	87	86,447
Modena Buyer LLC, Term Loan, 07/01/31(d)	107	103,194
Neon Maple U.S. Debt Mergersub Inc., 2024 Term Loan B1, 07/18/31(d)(e)	97	96,758
Planview Parent Inc., 2024 2nd Lien Term Loan, 12/18/28(d)	65	64,025
Polaris Newco LLC, USD Term Loan B, 06/02/28(c)(d)	77	76,890
Project Alpha Intermediate Holding Inc., 2024 Term Loan B, 10/28/30(c)(d)	58	58,060
Project Boost Purchaser, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.79%, 07/16/31	48	48,087

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
RealPage Inc., 2nd Lien Term Loan, 04/23/29(c)(d)	136	$128,569
SS&C Technologies Inc., 2024 Term Loan B8, 05/09/31(c)(d)	114	114,341
UKG Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.55%, 02/10/31(c)	118	118,340
VS Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 8.58%, 04/11/31(c)	39	39,122
		2,401,520
Telecommunications — 0.2%
Delta Topco Inc.
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.85%, 11/30/29(c)	91	91,107
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 10.60%, 11/30/29(c)	19	19,219
Frontier Communications Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.83%, 07/01/31	22	22,124
Windstream Services LLC, 2020 Exit Term Loan B, (1-mo. CME Term SOFR + 6.25%), 11.69%, 09/21/27(c)	43	43,047
		175,497
Transportation — 0.1%
Genesee & Wyoming Inc. (New), 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 7.33%, 04/10/31(c)	147	147,214
Total Floating Rate Loan Interests — 10.5% (Cost: $10,718,244)		10,693,337
	Shares
Common Stocks
Building Products — 0.1%
JELD-WEN Holding Inc.(f)	3,636	60,685
Life Sciences Tools & Services — 0.1%
Avantor Inc.(f)	3,738	99,992
Metals & Mining — 0.1%
Constellium SE(f)	7,790	138,740
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP(f)	8,674	39,900
Security	Shares	Value
Specialized REITs — 0.3%
Crown Castle Inc.	494	$54,379
VICI Properties Inc., Class A	7,734	241,765
		296,144
Total Common Stocks — 0.6% (Cost $595,710)		635,461
Investment Companies
Exchange Traded Funds — 0.5%
SPDR Blackstone Senior Loan ETF(g)	12,025	502,044
Total Investment Companies — 0.5% (Cost $502,044)		502,044
Total Long-Term Investments — 98.9% (Cost: $100,103,852)		101,182,955
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(h)	5,640,000	5,640,000
Total Short-Term Securities — 5.5% (Cost: $5,640,000)		5,640,000
Total Investments — 104.4% (Cost: $105,743,852)		106,822,955
Liabilities in Excess of Other Assets — (4.4)%		(4,453,342)
Net Assets — 100.0%		$102,369,613

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	All or a portion of this security is on loan.
(h)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/17/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$5,640,000 (b)	$—	$—	$—	$5,640,000	5,640,000	$55,576	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Bond	(2)	09/19/24	$(257)	$(2,409)
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	2,820	$208,473	$171,489	$36,984

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas SA	N/A	03/20/25	USD	5,000	$99,487	$(66,900)	$166,387
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	1,000	3,094	(13,380)	16,474
1-Day SOFR, 5.38%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	250	3,884	(333)	4,217
									$106,465	$(80,613)	$187,078
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited)(continued)
July 31, 2024
BlackRock High Yield ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$893,499	$—	$893,499
Corporate Bonds & Notes	—	87,565,885	—	87,565,885
Fixed Rate Loan Interests	—	892,729	—	892,729
Floating Rate Loan Interests	—	9,786,273	907,064	10,693,337
Common Stocks	635,461	—	—	635,461
Investment Companies	502,044	—	—	502,044
Short-Term Securities
Money Market Funds	5,640,000	—	—	5,640,000
	$6,777,505	$99,138,386	$907,064	$106,822,955
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$36,984	$—	$36,984
Interest Rate Contracts	—	187,078	—	187,078
Liabilities
Interest Rate Contracts	(2,409)	—	—	(2,409)
	$(2,409)	$224,062	$—	$221,653

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency Abbreviation
USD	United States Dollar